Share Capital	6 Months Ended
Jun. 30, 2022
Disclosure Of Share Capital, Reserves And Other Equity Interest [Abstract]
Share Capital	Share Capital
10.1 CAPITAL ISSUED

Detail of share capital transactions

(in thousands or number of shares)	Nature of transaction	Share Capital	Premiums related to share capital	Number of shares
December 31, 2021		1,045	255,767	34,825,872
March 11, 2022	Capital increase AGA 2019 - HERMANT	2	—	50,000
March 31, 2022	Prior period adjustment	—	2	—
June 22, 2022	AGA 2022	—	(9)	—
June 30, 2022		1,046	255,760	34,875,872

As of June 30, 2022, the share capital was €1,046 thousand divided into 34,875,872 fully paid up ordinary shares, each with a par value of €0.03.

10.2 TREASURY SHARES

On June 30, 2022, the Company held 25,706 treasury shares under a liquidity contract entered into on October 23, 2012 with Gilbert Dupont and amended on November 30, 2018. These shares were deducted from IFRS equity in the amount of €239 thousand as of June 30, 2022.

10.3 FOUNDER’S WARRANTS, WARRANTS, STOCK OPTIONS AND FREE SHARES

As of June 30, 2022, there are four different types of securities and other valid instruments entitling their holders to a stake in the Company's share capital: warrant (bons de souscription d’actions or BSA), founders’ warrant (bons de souscription de parts de créateur d’entreprise or BSPCE), stock option (options de souscription ou d’achat d’actions or OSA) and free shares (actions attribuées gratuitement or AGA).

Stock options

At a meeting on June 22, 2022, the Executive Board, acting pursuant to delegations granted by the Company’s shareholders’ meeting held on November 30, 2020, granted to certain employees of the Group 170,400 performance stock options, each giving its holder the right to subscribe one ordinary share, each with a par value of €0.03 and at a price of €4.16 (share premium included). Such stock options are governed by the 2020 stock option plan, adopted by the Executive Board on February 9, 2021, and approved by the Company’s annual shareholders’ meeting held on April 28, 2021 (the “2020 Stock Option Plan”).

The performance stock options may be exercised under the following conditions:

▪10% of the stock options may be exercised when the market price of the Company’s shares on the regulated market of Euronext in Paris reaches €24.00,
▪an additional 10% of the stock options may be exercised when the market price of the Company's shares on the regulated market of Euronext in Paris reaches €30.00,
▪an additional 40% of the stock options may be exercised when the market price of the Company’s shares on the regulated market of Euronext in Paris reaches €40.00,
▪an additional 40% of the stock options may be exercised when the market price of the Company's shares on the regulated market of Euronext in Paris reaches €60.00, and
▪at the latest within 10 years of the date of grant, it being specified that stock options which have not been exercised by the end of this 10-year period will be forfeited by law.

It being specified that (i) among such performance stock options that may be exercised, and subject to, for each increment, a continued service condition, their holders may only exercise (x) up to 10% of such performance stock options as from June 22, 2023, (y) an additional 30% of such performance stock options as from June 22, 2024, and (z) the balance, i.e., 60% of such performance stock options as from June 22, 2025, and (ii) such additional vesting condition shall be automatically waived in the event of a change of control.
The number of ordinary and performance stock options that may be exercised under the above exercise schedules would always be rounded down to the nearest whole number.

At a meeting on June 22, 2022, the Executive Board, acting pursuant to delegations granted by the Company’s shareholders’ meeting held on April 28, 2021, granted to certain employees of the Group and members of the Executive Board 410,500 stock options, each giving its holder the right to subscribe one ordinary share, each with a par value of €0.03 and at a price of €4.16 (share premium included). Such stock options are governed by the 2021 stock option plan, adopted by the Executive Board on June 21, 2021 and approved by the Company’s annual shareholders’ meeting held on June 23, 2022 (the “2021 Stock Option Plan”).

The ordinary stock options are exercisable as follows:
▪up to one-third of the ordinary stock options as from June 22, 2023;
▪ an additional one-third of the ordinary stock options as from June 22, 2024,
▪ the balance, i.e., one-third of the ordinary stock options as from June 22, 2025, subject to, for each increment, a continued service condition, and in any case, no later than 10 years after the date of grant, it being specified that stock options which have not been exercised by the end of this 10-year period will be forfeited by law.

Free Shares

At a meeting on June 22, 2022, the Executive Board, acting pursuant to the authorization granted by Company’s shareholders’ meeting on April 20, 2021, granted 300,039 free shares, each with a par value of €0.03 to certain employees of the Group and members of the Executive Board. Such free shares will be subject to a one-year holding period starting at the end of the two-year acquisition period, i.e. starting on June 22, 2024. Such free shares are governed by the 2021 free share plan adopted by the Executive Board on June 21, 2021.

Furthermore, the definitive acquisition of the free shares granted to members of the Executive Board is conditioned upon the cumulative achievement of the performance conditions related to internal clinical development of NBTXR3, collaboration milestones, financial objectives and business development opportunities aligned with the Company’s strategic operating plan. The achievement of these conditions must be acknowledged by the Executive Board, with the prior approval of the Supervisory Board, before a period ending twenty-four months following June 22, 2022.

As of June 30, 2022, the assumptions related to the estimated vesting of the founders’ warrants, the warrants and performance stock options have been updated (See Note 17 Share-based payments).

10.4 EQUITY LINE AGREEMENT WITH KEPLER CHEUVREUX – PACEO LINE

The Company entered into an equity line agreement with Kepler Cheuvreux in May 2022.

In accordance with the terms of the agreements, Kepler Cheuvreux, acting as underwriter of the equity line program, committed to underwrite up to 5,200,000 shares over a maximum timeframe of 24 months starting from May 2022, provided contractual conditions are met. The aggregate fixed issue price of the equity warrants (or BSA) is €500.

The equity warrants will be exercised by Kepler Cheuvreux and new shares will be issued by the Issuer, pursuant to the delegation of authority granted by Combined Shareholders’ Meeting of the Company dated 28 April 2021, under the terms of the 21st resolution. The exercise of the BSA will be based on the lower of the two daily volume-weighted average share prices for the two trading days preceding each issuance, less a maximum discount of 5.0%. According to the agreement, the minimum exercise price may be modified (up or down) at the discretion of the Company.

The Company controls if and when to access capital, while retaining the right to suspend the implementation of the equity line or terminate this agreement at any time, free of charge.

	Number of warrants (BSAs) issued as of May 18, 2022	Number of warrants (BSAs) exercised	Number of shares issued	Number of warrants (BSAs) outstanding	Maximum number of shares to be issued
		For the six months ended June 30, 2022		As of June 30, 2022
Total	5,200,000	—	—	5,200,000	5,200,000
The equity warrants “BSA” correspond to a "call option" by which the Company has a drawing right on the shares to be issued for an exercise price as defined above. This call option meets the definition of a derivative according to IFRS 9, namely:
a.Its value varies according to the market price of the ordinary shares (the underlying)
b.the initial net investment is almost zero (lump sum price of €500 for all warrants issued under the May 2022 Kepler Cheuvreux contract).
c.the settlement takes place at a future date

Moreover, the Company has the ability to allow or to prevent the exercise of these BSA’s at any moment. Consequently, the valuation of the call option is null from an economic point of view and it is not required to recognize a derivative liability.

No BSA has been exercised as at June 30, 2022